Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

2. Subsequent Events

On January 26, 2012, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued $800,000 aggregate principal amount of senior unsecured notes with a coupon of 5 5/8% (the “5 5/8% Senior Notes”) at par and $700,000 aggregate principal amount of senior unsecured notes with a coupon of 5 7/8% (the “5 7/8% Senior Notes”) at par (together, the “Dollar-denominated Senior Notes”). In addition, FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €250,000 aggregate principal amount ($328,625 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “5.25% Euro-denominated Senior Notes”) at par. Both the 5 5/8% Senior Notes and the 5.25% Euro-denominated Senior Notes are due July 31, 2019 while the 5 7/8% Senior Notes are due January 31, 2022. US Finance II and Finance VIII may redeem the Dollar-denominated Senior Notes and 5.25% Euro-denominated Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company intends to use the net proceeds of approximately $1,807,139 for acquisitions, including the pending acquisition of Liberty Dialysis Holdings, Inc., which was announced on August 2, 2011, to refinance indebtedness and for general corporate purposes. The Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company and Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).